Variable Interest Entity (Details) - Schedule of VIE's consolidated assets and liabilities - Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Variable Interest Entity (Details) - Schedule of VIE's consolidated assets and liabilities [Line Items]
Current assets	$ 3,221,892	$ 4,346,154
Property and equipment, net	189,956	433,319
Other noncurrent assets, net	1,140,216	1,531,332
Total assets	4,552,064	6,310,805
Current liabilities:
Deferred revenue	377,161	1,061,162
Other payables and accrued liabilities	768,874	469,339
Other payables - related party		5,851
Due to Puhui Cayman	3,350,403	3,057,269
Current portion of long-term debt	1,255,687	25,835
Lease liabilities - current	560,993	885,832
Other payables - related parties – non current	736,533
Long-term debt		1,145,825
Lease liabilities - noncurrent	539,195	555,796
Total liabilities	$ 7,588,846	$ 7,206,909